UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2004

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):     [_]is a restatement.
     [_]adds new holdings
     entries.
Institutional Investment Manager Filing     this Report:

Name:     __Towle & Co.________________________________________________________
Address:  __12855 Flushing Meadow Drive________________________________________
          __St. Louis, MO 63131________________________________________________
          _____________________________________________________________________

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   __Peter J. Lewis, CFA__________
Title:  __Director of Research_________
Phone:  __314-822-0204_________________

Signature, Place, and Date of Signing:

__Peter J. Lewis_____           _St. Louis, MO_____           __1/24/05____
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)



[_]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        _None________________________________

Form 13F Information Table Entry Total:   _94__________________________________

Form 13F Information Table Value Total:  $_224,137_____________________________
                                         (thousands)

List of Other Included Managers: None.


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                                                                      ----------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3Com Corporation               Common Stock     885535104      417  100000 SH       Sole    None     100000      -      -
Acclaim Energy Tr Unit (Can)   Foreign Unit     00433B201      479   40000 SH       Sole    None      40000      -      -
Aleris International Inc       Common Stock     014477103     6457  381646 SH       Sole    None     135920      - 245726
Alliance Semiconductor Corp    Common Stock     01877h100      555  150000 SH       Sole    None     150000      -      -
Allmerica Financial            Common Stock     019754100     2843   86600 SH       Sole    None      30100      -  56500
Amerada Hess Corp              Common Stock     023551104     3752   45550 SH       Sole    None      16300      -  29250
AmeriServ Financial Inc        Common Stock     03074a102     3379  653710 SH       Sole    None     226547      - 427163
APAC Teleservices Inc          Common Stock     00185E106      412  237000 SH       Sole    None     237000      -      -
Applied Micro Circuits Corp    Common Stock     03822W109      631  150000 SH       Sole    None     150000      -      -
Arkansas Best Corp             Common Stock     040790107     8437  187950 SH       Sole    None      67203      - 120747
ArvinMeritor Inc               Common Stock     043353101     3740  167200 SH       Sole    None      65400      - 101800
AXT Inc                        Common Stock     00246W103      395  250000 SH       Sole    None     250000      -      -
Baytex Energy Tr (Canada)      Foreign Unit     073176109      425   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556q105     9470   64771 SH       Sole    None      22506      -  42265
Blair Corp                     Common Stock     092828102     5435  152431 SH       Sole    None      51903      - 100528
Boyken Lodging Co.             Common Stock     103430104      503   55000 SH       Sole    None      55000      -      -
Callaway Golf Co               Common Stock     131193104      540   40000 SH       Sole    None      40000      -      -
Chiquita Brands Intl Inc       Common Stock     170032809     3511  159200 SH       Sole    None      56500      - 102700
Ciena Corp                     Common Stock     171779101      784  235000 SH       Sole    None     235000      -      -
CNA Financial Corp             Common Stock     126117100     4107  153550 SH       Sole    None      68500      -  85050
Coachmen Industries Inc        Common Stock     189873102      288   16600 SH       Sole    None          -      -  16600
Concord Camera Corp            Common Stock     206156101      506  220000 SH       Sole    None     220000      -      -
Conexant Systems Inc           Common Stock     207142100      597  300000 SH       Sole    None     300000      -      -
CP Ships Ltd                   Common Stock     22409v102     4912  342300 SH       Sole    None     157500      - 184800
Credence Systems Corp          Common Stock     225302108      457   50000 SH       Sole    None      50000      -      -
Delta Woodside Industries      Common Stock     247909203      490  778815 SH       Sole    None     267525      - 511290
Descartes Systems Group Inc    Common Stock     249906108      400  200000 SH       Sole    None     200000      -      -
Emcore Corp                    Common Stock     290846104      698  200000 SH       Sole    None     200000      -      -
Enesco Group Inc.              Common Stock     292973104      484   60000 SH       Sole    None      60000      -      -
First Aviation Svc             Common Stock     31865W108      147   35000 SH       Sole    None      35000      -      -
First Citizens Bancshares Inc  Common Stock     31946m103     2381   16064 SH       Sole    None       5798      -  10266
Flexsteel Industries Inc       Common Stock     339382103     4074  230877 SH       Sole    None      90709      - 140168
FSI International              Common Stock     302633102      467  100000 SH       Sole    None     100000      -      -
General Motors Corp            Common Stock     370442105     3451   86150 SH       Sole    None      32500      -  53650
Giga-Tronics                   Common Stock     375175106      217  100000 SH       Sole    None     100000      -      -
Hudson's Bay Co                Foreign Stock    444204101     5003  448775 SH       Sole    None     159075      - 289700
Innovex, Inc                   Common Stock     457647105      299   55000 SH       Sole    None      55000      -      -
Insteel Industries Inc         Common Stock     45774w108     7714  427178 SH       Sole    None     157513      - 269665
Integrated Silicon Solutions   Common Stock     45812P107      533   65000 SH       Sole    None      65000      -      -
Kellwood Co                    Common Stock     488044108     3777  109496 SH       Sole    None      42900      -  66596
Kemet Corp                     Common Stock     488360108      537   60000 SH       Sole    None      60000      -      -
Korea Electric Power Corp      Sponsored ADR    500631106     5138  388100 SH       Sole    None     166400      - 221700
L B Foster Co                  Common Stock     350060109     5221  548490 SH       Sole    None     199748      - 348742
LandAmerica Financial Group    Common Stock     514936103     5143   95370 SH       Sole    None      34140      -  61230
Lattice Semiconductor Corp     Common Stock     518415104      456   80000 SH       Sole    None      80000      -      -
Liberty Homes Inc              Common Stock     530582204      125   26201 SH       Sole    None      11921      -  14280
Logicvision Inc                Common Stock     54140W107      644  220000 SH       Sole    None     220000      -      -
LSI Logic Corp                 Common Stock     502161102      630  115000 SH       Sole    None     115000      -      -
M/I Homes Inc                  Common Stock     55305b101    10042  182218 SH       Sole    None      63918      - 118300
Manugistics Group Inc          Common Stock     565011103      602  210000 SH       Sole    None     210000      -      -
Matrix Services                Common Stock     576853105      403   50094 SH       Sole    None      50094      -      -
Max Worldwide, Inc             Common Stock     577940109       67  155000 SH       Sole    None     155000      -      -
Maxtor Corp                    Common Stock     577729205      662  125000 SH       Sole    None     125000      -      -
Metro One Telecommunications   Common Stock     59163F105      384  242000 SH       Sole    None     242000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905a101     2137  197000 SH       Sole    None      67400      - 129600
Network Engines                Common Stock     64121A107      192   68883 SH       Sole    None      68883      -      -
NewAlliance Bancshares Inc     Common Stock     650203102     5555  363082 SH       Sole    None     125725      - 237357
Ohio Casualty Corp             Common Stock     677240103     2968  127900 SH       Sole    None      36500      -  91400
Optibase LTD SE                Sponsored ADR    M7524R108      352   60000 SH       Sole    None      60000      -      -
Parlex Corp                    Common Stock     701630105      525   70000 SH       Sole    None      70000      -      -
Peco II Inc                    Common Stock     705221109      351  300000 SH       Sole    None     300000      -      -
Pemstar Inc.                   Common Stock     706552106      543  300000 SH       Sole    None     300000      -      -
Perma-Fix Environmental        Common Stock     714157104      590  326000 SH       Sole    None     326000      -      -
Services Inc
PMA Capital Corp               Common Stock     693419202     5052  488181 SH       Sole    None     206243      - 281938
PXRE Group Ltd                 Common Stock     g73018106     2820  111900 SH       Sole    None      41700      -  70200
Quaker Fabric Corp             Common Stock     747399103     4179  743707 SH       Sole    None     325969      - 417738
Ryerson Tull Inc               Common Stock     78375p107     4603  292311 SH       Sole    None     106571      - 185740
Ryland Group Inc               Common Stock     783764103     7006  121772 SH       Sole    None      43100      -  78672
Safeguard Scientific Inc       Common Stock     786449108      530  250000 SH       Sole    None     250000      -      -
SCM Microsystems, Inc.         Common Stock     784018103      176   36200 SH       Sole    None      36200      -      -
Sea Containers Ltd             Common Stock     811371707     7177  364526 SH       Sole    None     128276      - 236250
Selectica, Inc                 Common Stock     816288104      447  125000 SH       Sole    None     125000      -      -
Spartan Stores Inc             Common Stock     846822104     8155 1228206 SH       Sole    None     481601      - 746605
Stats Chippac LTD              Sponsored ADR    85771T104      429   70000 SH       Sole    None      70000      -      -
Technology Solutions Co        Common Stock     87872T108      333  300000 SH       Sole    None     300000      -      -
Tecumseh Products Co           Common Stock     878895200     4431   92703 SH       Sole    None      32538      -  60165
Tesoro Corp                    Common Stock     881609101    14087  442155 SH       Sole    None     169541      - 272614
Three Five Systems, Inc.       Common Stock     88554L108      484  200000 SH       Sole    None     200000      -      -
Tommy Hilfiger Corp            Common Stock     G8915Z102      507   45000 SH       Sole    None      45000      -      -
Toys R Us Inc                  Common Stock     892335100     4452  217500 SH       Sole    None      69700      - 147800
Transpro Inc                   Common Stock     893885103     3728  611200 SH       Sole    None     226700      - 384500
Trikon Technologies Inc        Common Stock     896187408      425  185000 SH       Sole    None     185000      -      -
Unifi Inc                      Common Stock     904677101     3942 1029500 SH       Sole    None     352800      - 676700
United Retail Group            Common Stock     911380103      532  123000 SH       Sole    None     123000      -      -
Unumprovident Corp.            Common Stock     91529Y106      538   30000 SH       Sole    None      30000      -      -
Valero Energy Corp             Common Stock     91913y100     6966  153450 SH       Sole    None      49000      - 104450
Vastera Inc                    Common Stock     92239N109      591  225000 SH       Sole    None     225000      -      -
Vignette Corp                  Common Stock     926734104      556  400000 SH       Sole    None     400000      -      -
Virco Mfg Corp                 Common Stock     927651109     2994  398746 SH       Sole    None     137686      - 261060
Vishay Intertech               Common Stock     928298108      600   40000 SH       Sole    None      40000      -      -
Watchguard Tech                Common Stock     941105108      487  110000 SH       Sole    None     110000      -      -
Wellman, Inc.                  Common Stock     949702104      534   50000 SH       Sole    None      50000      -      -
Winn Dixie Stores Inc          Common Stock     974280109      455  100000 SH       Sole    None     100000      -      -
Zomax Optical Media Inc        Common Stock     989929104      452  110000 SH       Sole    None     110000      -      -